Disclosure of detailed information about unamortized transaction costs - revolving credit facilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Equipment finance facility [Member]
Statement [Line Items]
Accretion of transaction costs	$ (871)	$ (1,249)
New transaction costs	326	1,013
Senior unsecured notes [Member]
Statement [Line Items]
Accretion of transaction costs	(1,012)	(504)
New transaction costs	133
Unamortized transaction costs - revolving credit facilities [Member]
Statement [Line Items]
Unamortized transaction costs, beginning balance	6,752	6,045
Accretion of transaction costs	(3,291)	(4,272)
New transaction costs	4,867	4,979
Unamortized transaction costs, ending balance	$ 8,328	$ 6,752